[AXA LOGO]	Shane Daly Counsel
June 29, 2012	(212) 314-3912 (212) 314-3953

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company
Separate Accounts 49 and 68 of AXA Equitable Life Insurance Company
Structured Capital StrategiesSM
Correspondence Filing relating to the Registration Statement on Form N-4
File Nos. 333-165395 and 811-07659 (“Registration Statement”)

Dear Ms. White:

On behalf of AXA Equitable Life Insurance Company, we are providing you with notice of additional non-material changes to the prospectus in connection with the above-referenced Registration Statement. These changes are intended to reflect the availability of the gold and oil indices to NQ contracts. The current disclosure states that the gold and oil indices are available in IRA contracts only. Attached to this correspondence filing are copies of the revised portions of the prospectus for the Staff’s review.

We intend to file these non-material changes in the next Post-Effective Amendment to the Registration Statement along with any remaining information and exhibits required in order for the Registration Statement become effective.

Please contact the undersigned at (212) 314-3912 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.

Very truly yours,

/s/ Shane E. Daly

Shane E. Daly

cc: Christopher E. Palmer, Esq.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104